Notes Payable	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Notes Payable

6. Notes Payable

In May 2019, the Company entered into a senior term facilities agreement (the “Credit Facility”) with MidCap Financial (Ireland) Limited (“MidCap Financial”), as agent, and additional lenders from time to time (together with MidCap Financial, the “Lenders”), to borrow up to $75.0 million in term loans. To date, the Company has borrowed $25.0 million under an initial term loan. The remaining $50.0 million under the Credit Facility may be drawn down in the form of a second and third term loan, the second term loan being a $25.0 million term loan available no earlier than September 30, 2019 and no later than December 31, 2020 upon submission of certain regulatory filings and evidence of the Company having $100 million in cash and cash equivalent investments; and the third term loan being a $25.0 million term loan available no earlier than July 1, 2020 and no later than September 30, 2021 upon certain regulatory approvals and evidence of the Company having $125 million in cash and cash equivalent investments.

Each term loan under the Credit Facility bears interest at an annual rate equal to 6% plus LIBOR. The Borrower is required to make interest-only payments on the term loan for all payment dates prior to 24 months following the date of the Credit Facility, unless the third tranche is drawn, in which case for all payment dates prior to 36 months following the date of the Credit Facility. The term loans under the Credit Facility will begin amortizing on either the 24-month or the 36-month anniversary of the Credit Facility (as applicable), with equal monthly payments of principal plus interest to be made by the Borrower to the Lenders in consecutive monthly installments until the Loan Maturity Date. In addition, a final payment of 4.5% is due on the Loan Maturity Date. The Company accrues the final payment amount of $1.1 million associated with the first term loan, to outstanding debt by charges to interest expense using the effective-interest method from the date of issuance through the maturity date.

The Credit Facility includes affirmative and negative covenants. The affirmative covenants include, among others, covenants requiring the Company to maintain their legal existence and governmental approvals, deliver certain financial reports, maintain insurance coverage, maintain property, pay taxes, satisfy certain requirements regarding accounts and comply with laws and regulations. The negative covenants include, among others, restrictions on the Company transferring collateral, incurring additional indebtedness, engaging in mergers or acquisitions, paying dividends or making other distributions, making investments, creating liens, amending material agreements and organizational documents, selling assets, changing the nature of the business and undergoing a change in control, in some cases subject to certain exceptions. The Company is also subject to an ongoing minimum cash financial covenant in which the Company must maintain unrestricted cash in an amount not less than $20.0 million following the utilization of the second term loan and not less than $35.0 million following the utilization of the third term loan.

As of September 30, 2019, notes payable consist of the following (in thousands):

	September 30,	December 31,
	2019	2018
Notes payable, net of issuance costs	$24,510	$—
Accretion related to final payment	99	—
Notes payable, long term	$24,609	$—

As of September 30, 2019, the estimated future principal payments due are as follows (in thousands):

Aggregate Minimum Payments
2019	$—
2020	—
2021	4,861
2022	8,333
2023	8,334
Thereafter	4,597
Total	26,125
Less unamortized portion of final payment	(1,033)
Less unamortized debt issuance costs	(483)
Notes payable, long term	$24,609

During the three months and nine months ended September 30, 2019, the Company recognized $0.7 million and $0.9 million of interest expense, respectively, related to the initial Term Loan. The effective annual interest rate as of September 30, 2019 on the outstanding debt under the Term Loan was approximately 10.9%.